Supplement to the
Fidelity Advisor® Balanced Fund
Class A, Class T, Class B, and Class C
October 30, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

The fund is managed by members of FMR's Stock Selector Large Cap Group and Ford O'Neil. Robert Stansky (co-manager), John Avery (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since September 2008. Peter Saperstone (co-manager) has managed the fund since March 2011. Nathan Strik (co-manager) has managed the fund since January 2010. Tobias Welo (co-manager) has managed the fund since November 2011. Brian Lempel (co-manager) has managed the fund since April 2013. Ford O'Neil (co-manager) has managed the fund since September 2001.

The following information replaces the biographical information for Adam Hetnarski found in the "Fund Management" section on page 27.

Brian Lempel is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (information technology sector), which he has managed since April 2013. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lempel has worked as a research analyst and portfolio manager.

AIG-13-01  April 25, 2013
1.744347.133

Supplement to the
Fidelity Advisor® Balanced Fund
Institutional Class
October 30, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

The fund is managed by members of FMR's Stock Selector Large Cap Group and Ford O'Neil. Robert Stansky (co-manager), John Avery (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since September 2008. Peter Saperstone (co-manager) has managed the fund since March 2011. Nathan Strik (co-manager) has managed the fund since January 2010. Tobias Welo (co-manager) has managed the fund since November 2011. Brian Lempel (co-manager) has managed the fund since April 2013. Ford O'Neil (co-manager) has managed the fund since September 2001.

The following information replaces the biographical information for Adam Hetnarski found in the "Fund Management" section on page 25.

Brian Lempel is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (information technology sector), which he has managed since April 2013. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lempel has worked as a research analyst and portfolio manager.

AIGI-13-01  April 25, 2013
1.744350.127